Investment in Associated Companies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Schedule of condensed financial information with respect to the statement of financial position

			CPV		CPV		CPV		CPV		CPV		CPV
	ZIM		Fairview		Maryland		Shore		Towantic		Valley		Three Rivers
	As at December 31,
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	$ Thousands
Principal place of business	International		US		US		US		US		US		US
Proportion of ownership interest	21%	26%	25%	25%	25%	25%	37.5%	37.5%	26%	26%	50%	50%	10%	10%

Current assets	4,271,600	5,084,865	98,942	107,380	73,985	26,649	92,808	45,538	86,698	38,558	59,191	35,783	32,626	2,997
Non-current assets	7,353,700	4,756,973	938,869	986,321	654,720	669,668	983,576	1,039,153	936,268	952,997	678,540	705,501	1,338,392	949,385
Current liabilities	(2,662,200)	(2,756,595)	(166,468)	(136,136)	(73,883)	(37,067)	(53,619)	(7,904)	(133,746)	(124,247)	(542,176)	(85,176)	(47,939)	(20,921)
Non-current liabilities	(3,067,200)	(2,485,714)	(400,309)	(591,169)	(320,518)	(356,838)	(649,860)	(727,037)	(490,610)	(538,750)	(6,450)	(537,310)	(820,943)	(708,402)
Total net assets	5,895,900	4,599,529	471,034	366,396	334,304	302,412	372,905	349,750	398,610	328,558	189,105	118,798	502,136	223,059

Group's share of net assets	1,217,797	1,182,810	117,759	91,599	83,576	75,603	139,951	131,261	103,639	85,425	94,553	59,399	60,609	56,021
Adjustments:
Excess cost	138,071	171,402	80,414	81,678	(14,396)	(14,854)	(52,777)	(56,330)	26,615	26,799	(806)	(1,223)	8,379	8,379
Total impairment loss	(928,809)	-	-	-	-	-	-	-	-	-	-	-	-	-

Book value of investment	427,059	1,354,212	198,173	173,277	69,180	60,749	87,174	74,931	130,254	112,224	93,747	58,176	68,988	64,400

Investments in associated companies	427,059	1,354,212	198,173	173,277	69,180	60,749	87,174	74,931	130,254	112,224	93,747	58,176	68,988	64,400

Schedule of condensed financial information with respect to results of operations

				CPV		CPV		CPV		CPV		CPV		CPV
	ZIM			Fairview		Maryland		Shore		Towantic		Valley		Three Rivers		Qoros**
	For the year ended December 31,
	2022	2021	2020	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2020***
	$ Thousands

Revenue	12,561,600	10,728,698	3,991,696	373,967	199,030	243,710	170,292	261,386	189,985	494,665	258,292	405,548	139,473	(2,722)	174	23,852

Income / loss*	4,619,400	4,640,305	517,961	98,907	9,666	33,249	5,420	6,853	16,247	47,436	18,520	69,138	(58,793)	(7,934)	(9,281)	(52,089)

Other comprehensive income *	(41,200)	(3,462)	5,854	15,730	11,192	6,419	10,983	16,301	7,779	22,616	11,140	1,178	3,710	53,814	19,361	(3)

Total comprehensive income	4,578,200	4,636,843	523,815	114,637	20,858	39,668	16,403	23,154	24,026	70,052	29,660	70,316	(55,083)	45,880	10,080	(52,092)

Kenon’s share of comprehensive income	1,023,567	1,258,913	167,621	28,659	5,214	9,917	4,101	8,690	9,017	18,214	7,711	35,158	(27,542)	4,588	1,008	(6,251)

Adjustments	558	1,116	1,394	(1,267)	(1,249)	458	2,354	3,554	3,644	(184)	50	413	681	-	-	3

Kenon’s share of comprehensive income presented in the books	1,024,125	1,260,029	169,015	27,392	3,965	10,375	6,455	12,244	12,661	18,030	7,761	35,571	(26,861)	4,588	1,008	(6,248)

*	Excludes portion attributable to non-controlling interest.
**
The depreciation and amortization, interest income, interest expense and income tax expenses recorded by Qoros during 2020 were approximately $13 million, $1 million, $18 million and $nil thousand respectively.

***
The 2020 equity accounted results reflect Kenon’s share of losses in Qoros until the completion date of the sale, i.e. April 29, 2020. Subsequent to that, Qoros was reclassified as to Long-term investment (Qoros). Refer to Note 10 for further details.

Schedule of financial position

		For the year ended
		December 31
		2022	2021	2020
	Note	$ Thousands	$ Thousands	$ Thousands
Gain on dilution from ZIM IPO	9.B.a.2	-	9,724	-
Loss on dilution from ZIM options exercised	9.B.a.3	(3,475)	(39,438)	-
Gain on sale of ZIM shares	9.B.a.4	204,634	29,510	-
(Impairment)/write back of ZIM investment	9.B.a.5	(928,809)	-	43,505
		(727,650)	(204)	43,505

Schedule of OPC’s associated companies
			Ownership interest as at December 31
	Note	Main location of company's activities	2022	2021
CPV, Three Rivers, LLC	9.C.1	Illinois	10%	10%
CPV Fairview, LLC	9.C.2	Pennsylvania	25%	25%
CPV Maryland, LLC	9.C.3	Maryland	25%	25%
CPV Shore Holdings, LLC	9.C.4	New Jersey	38%	38%
CPV Towantic, LLC	9.C.5	Connecticut	26%	26%
CPV Valley Holdings, LLC	9.C.6	New York	50%	50%